SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2019
Subsequent Events [Abstract]
SUBSEQUENT EVENTS	SUBSEQUENT EVENTS
On February 11, 2020, New IAC completed the acquisition of Care.com, an online marketplace for finding and managing family care, for approximately $500 million, net of cash acquired. The accounting for this acquisition has not been completed at the date of this filing given the proximity to the acquisition date. The acquisition will be accounted for by the acquisition method, and accordingly the results of operations of Care.com will be included in New IAC’s combined financial statements from the date of its acquisition. The purchase price will be allocated to the net assets acquired based on estimated fair values at the acquisition date, with the excess of purchase price over the estimated fair value of the net assets acquired recorded as goodwill.

In March 2020, the World Health Organization declared the outbreak of a novel coronavirus (“COVID‑19”) as a pandemic, which continues to spread throughout the United States and abroad. New IAC’s ANGI Homeservices business experienced a decline in demand for home services requests, driven primarily by decreases in demand in certain categories of jobs (particularly discretionary indoor projects). In the second quarter of 2020, ANGI Homeservices experienced a rebound in service requests, exceeding pre-COVID-19 growth levels, driven by increased demand from homeowners who spent more time at home due to measures taken to reduce the spread of COVID-19. However, many service professionals' businesses have been adversely impacted by labor and material constraints, which negatively impacted ANGI Homeservices' ability to monetize this increased level of service requests. Vimeo has seen strong revenue growth as the demand for communication via video has increased due to the pandemic. The Search segment has experienced a significant decline in revenue due, in part, to the decrease in advertising rates due to the impact of COVID-19. In addition, the United States has experienced a resurgence of the COVID-19 virus beginning in June 2020, the impact of and potential continue spread of COVID-19 remains unpredictable and could materially and adversely affect our business, financial condition and results of operations.

In connection with the first quarter close of its books, New IAC determined that the effects of COVID‑19 were an indicator of possible impairment for certain of its assets. New IAC determined, as of March 31, 2020, the fair value for those assets for which COVID‑19 was deemed to be an indicator of possible impairment and identified the following impairments:

• a $212.0 million impairment related to the goodwill of the Desktop reporting unit;
• a $21.4 million impairment related to certain indefinite‑lived intangible assets of the Desktop reporting unit;
• a $51.5 million impairment to its portfolio of equity securities without readily determinable fair values; and
• a $7.5 million impairment on a note receivable and warrants related to certain investees.

There were no impairments identified during the three months ended June 30, 2020.

On June 9, 2020, Old IAC announced that it had sold approximately 17 million shares of its Class M common stock (which became New Match common stock) for net proceeds of approximately $1.4 billion. The sale of these shares closed on July 1, 2020 and, under the terms of the Separation, the net proceeds of $1.4 billion that New Match received pursuant to such sales were transferred to the Company in early July 2020.

On June 30, 2020, the Separation was completed. For more information, see the Company's Current Report on Form 8-K filed with the SEC on July 2, 2020 and the Quarterly Report for the quarter ended June 30, 2020 filed on Form 10-Q with the SEC on August 10, 2020.

New IAC purchased 59.0 million shares of MGM Resorts International ("MGM") from May 14, 2020 through August 7, 2020 for approximately $1 billion in aggregate, representing a 12.0% ownership interest in MGM as of August 7, 2020.
On August 20, 2020, ANGI Group, LLC, a Delaware limited liability company and a direct, wholly owned subsidiary of ANGI, issued $500 million in aggregate principal amount of 3.875% Senior Notes ("ANGI Senior Notes") due August 15, 2028. The net proceeds from the issuance of the ANGI Senior Notes will be used for general corporate purposes, including potential future acquisitions and return of capital.